Cover page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39327
Entity Registrant Name	SEADRILL LIMITED
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	11025 Equity Dr.
Entity Address, Address Line Two	Ste. 150
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77041
Entity Address, Country	US
Title of 12(b) Security	Common Shares, par value $0.01 per share
Trading Symbol	SDRL
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	73,705,343
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Bankruptcy Proceedings, Reporting Current	true
Entity Central Index Key	0001737706
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	11025 Equity Dr.
Entity Address, Address Line Two	Ste. 150
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77041
Entity Address, Country	US
Contact Personnel Name	Todd Strickler
City Area Code	(713)
Local Phone Number	329 1150
Contact Personnel Email Address	legal@seadrill.com